Financial instruments - Disclosure of maturity analysis for derivative and non-derivative financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 7,481,942	$ 7,659,694
Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	5,625,293	5,693,442
Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,048,896	1,299,596
Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,695,245	3,799,379
More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,737,801	2,560,719
Bank loans and other notes
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,180,963	4,388,777
Bank loans and other notes | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	3,268,024	3,394,047
Bank loans and other notes | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	576,087	759,149
Bank loans and other notes | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,603,878	2,845,993
Bank loans and other notes | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,000,998	783,636
Other borrowings
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,122,017	3,121,500
Other borrowings | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	2,179,036	2,150,693
Other borrowings | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	313,482	395,002
Other borrowings | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,074,668	949,471
Other borrowings | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,733,867	1,777,028
Lease liabilities
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,330	5,763
Lease liabilities | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	5,601	5,049
Lease liabilities | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,767	1,793
Lease liabilities | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,627	3,915
Lease liabilities | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,936	56
Current trade and other payables
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	172,632	143,653
Current trade and other payables | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	172,632	143,653
Current trade and other payables | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	157,560	143,653
Current trade and other payables | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	15,072	0
Current trade and other payables | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 0	$ 0